Newmont Equity and Income (Loss) Per Share (Detail) (USD $)	3 Months Ended																6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2002
Earning Per Share [Line Items]
Exchange ratio per share																								0.8
Income Per Common Share (Textuals)
Converted Exchangeable Shares																					1,600,000
New Exchangeable Shares																					4,900,000
Anti-dilutive shares - stock options																					3,000,000	2,000,000	2,000,000
Options to purchase common shares average exercise price																					$ 48	$ 58	$ 58
Convertible notes	1,150,000,000																				1,150,000,000
Anti-dilutive shares - convertible notes																					0	3,000,000	8,000,000
Payment of conversion premium on debt																						172,000,000
Earnings per share reconciliation [Abstract]
Continuing operations	(1,195,000,000)	[1]	419,000,000	[1]	(2,133,000,000)	[1]	314,000,000	[1]	638,000,000	[1]	401,000,000	[1]	280,000,000	[1]	559,000,000	[1]	(1,819,000,000)	[1]	(1,400,000,000)	[1]	(2,595,000,000)	1,878,000,000	468,000,000
Discontinued operations	8,000,000	[1]	(21,000,000)	[1]	74,000,000	[1]			28,000,000	[1]	(33,000,000)	[1]			(71,000,000)	[1]	74,000,000	[1]	53,000,000	[1]	61,000,000	(76,000,000)	(136,000,000)
Net income attributable to Newmont common stockholders																					$ (2,534,000,000)	$ 1,802,000,000	$ 332,000,000
Weighted average common shares (millions):
Basic	498,000,000		498,000,000		497,000,000		497,000,000		497,000,000		496,000,000		496,000,000		495,000,000						498,000,000	496,000,000	494,000,000
Effect of employee stock based awards																					0	0	2,000,000
Effect of convertible notes																					0	3,000,000	8,000,000
Diluted	498,000,000		498,000,000		497,000,000		498,000,000		499,000,000		499,000,000		498,000,000		504,000,000						498,000,000	499,000,000	504,000,000
Net income (loss) attributable to Newmont stockholders per common share, basic
Continuing operations	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.82		$ 0.56		$ 1.13		$ (3.66)		$ (2.82)		$ (5.21)	$ 3.79	$ 0.95
Discontinued operations	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12	$ (0.15)	$ (0.28)
Earnings per share basic	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.75		$ 0.56		$ 0.99		$ (3.51)		$ (2.71)		$ (5.09)	$ 3.64	$ 0.67
Net income (loss) attributable to Newmont stockholders per common share, diluted
Continuing operations	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.81		$ 0.56		$ 1.11		$ (3.66)		$ (2.82)		$ (5.21)	$ 3.76	$ 0.93
Discontinued operations	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12	$ (0.15)	$ (0.27)
Earnings per share diluted	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.74		$ 0.56		$ 0.97		$ (3.51)		$ (2.71)		$ (5.09)	$ 3.61	$ 0.66
Strategic stock units [Member]
Income Per Common Share (Textuals)
Anti-dilutive shares - stock options																					2,000,000
Convertible Senior Notes Net Of Discount 2014 And 2017 [Member]
Income Per Common Share (Textuals)
Conversion price on convertible notes	$ 43.70																				$ 43.70
Convertible notes common stock																					26,318,259
Conversion price on call spread transaction	$ 56.99																				$ 56.99

[1]	Attributable to Newmont stockholders.